Subsequent Event	9 Months Ended
Mar. 31, 2015
Subsequent Events [Abstract]
Subsequent Event

Note 9 – Subsequent Event

Pursuant to the Merger on April 16, 2015, the outstanding options in the Luoxis and Vyrix 2013 Option Plans were accelerated and cancelled with the Merger. Option holders received either a cash payment per option share equal to the difference between the consideration payable per share of common stock pursuant to the Merger and the exercise price of the option or, if the consideration to be paid to holders of common stock was less than the exercise price of such options, no amount was paid to the option holder in connection with the cancellation.

Ampio purchased 4,761,787 shares of our common stock for (i) cancellation of indebtedness of Luoxis to Ampio in the amount of $8,000,000; (ii) cancellation of indebtedness of Vyrix to Ampio in the amount of $4,000,000 and (iii) issuance to Rosewind of a promissory note of Ampio in the principal amount of $10,000,000 with an interest rate of 0.4%, maturing on the first anniversary of the Merger. On June 30, 2015, $5 million was drawn on this commitment.

On May 20, 2015, we entered into and closed on an Asset Purchase Agreement with Jazz Pharmaceuticals, Inc. (the “Seller”). Pursuant to the agreement, we purchased assets related to the Seller’s product known as ProstaScint® (capromab pendetide), including certain intellectual property and contracts, and the product approvals, inventory and work in progress (together, the “ProstaScint Business”), and assumed certain of the Seller’s liabilities, including those related to product approvals and the sale and marketing of ProstaScint.

We paid $1.0 million at closing for the ProstaScint Business. We have also agreed to pay an additional $500,000 payable within five days after transfer for the ProstaScint-related product inventory and $226,523 payable on September 30, 2015 (which represents a portion of certain FDA fees). We also will pay 8% on net sales made after October 31, 2017, payable up to a maximum aggregate payment of $2.5 million.

The agreement contains customary representations and warranties and covenants by each party. The agreement contains customary indemnification provisions by each party, including, subject to certain limitations, the indemnification by each party for any losses arising out of any breach of the other party’s representations or warranties or any breach or failure to perform any of its covenants under the agreement, as well as any liabilities arising out of the ProstaScint Business prior to the closing (as to us) and after the closing (as to the Seller).

The agreement also provides that for a period of one year the Seller agrees to not directly or indirectly through any of its agents or affiliates, (i) compete against the ProstaScint Business, or (ii) acquire a company or business in which more than 15% of such acquired business’ total revenue is generated by products that compete with the ProstaScint Business.

On June 1, 2015, the Rosewind shareholders voted to change the state of incorporation from Colorado to Delaware and to change the company’s name to Aytu BioScience, Inc., which was effective June 8, 2015. Along with the reincorporation, we now have 300 million authorized shares of common stock with a par value of $0.0001 per share and 50 million authorized shares of preferred stock with a par value of $0.0001 per share. The shareholders also approved the 2015 Stock Option and Incentive Plan, which provides for the award of stock options, stock appreciation rights, restricted stock and other equity awards for up to an aggregate of 10,000,000 shares of common stock. The shares of common stock underlying any awards that are forfeited, canceled, reacquired by us prior to vesting, satisfied without any issuance of stock, expire or are otherwise terminated (other than by exercise) under the 2015 Plan will be added back to the shares of common stock available for issuance under the 2015 Plan.

On June 1, 2015, the Rosewind shareholders voted and approved a reverse stock split that was in effect on June 8, 2015. The reverse stock split was at a ratio of one new share for every 12.174 shares outstanding. This split has been retroactively applied throughout this document.